Earnings (loss) per share (Details) - Schedule of earnings (loss) of potentially dilutive ordinary shares - shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Class A ordinary shares issuable from the outstanding restricted share awards	[1]	133,067	53,000
Total		819,733	739,666	76,667
November 2020 Offering [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Class A ordinary shares exercisable from warrants issued pursuant	[1]			76,667
Warrant Inducement Offering [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Class A ordinary shares exercisable from warrants issued pursuant	[1]	453,333	453,333
March 2021 Offering [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Class A ordinary shares exercisable from warrants issued pursuant	[1]	233,333	233,333

[1]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.